Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Beginnings Balance	$ 1,770	$ 0
Cummulative effect of change in accounting principle	0	2,278
Recovery of credit losses	(669)	(508)
Endings balance	$ 1,101	$ 1,770